Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net sales	$ 1,301,984	$ 1,254,456	$ 1,169,747
Cost of sales	486,494	430,432	419,938
Gross profit	815,490	824,024	749,809
Operating expenses:
Research and development	146,070	122,476	130,636
Sales and marketing	371,523	343,549	307,332
General and administrative, restructuring, integration and other	199,072	152,068	185,507
Acquisition-related intangible amortization	35,495	36,117	26,746
Total operating expenses	752,160	654,210	650,221
Income from operations	63,330	169,814	99,588
Other income (expense):
Interest income	2,299	2,382	6,128
Interest expense	(30,882)	(23,452)	(25,358)
Other income (expense), net	2,591	(3,591)	15,854
Total other expense, net	(25,992)	(24,661)	(3,376)
Income before income taxes	37,338	145,153	96,212
Income taxes	(31,760)	15,616	1,263
Net income	69,098	129,537	94,949
Net income (loss) attributable to noncontrolling interest	25	31	(1,089)
Net income attributable to the owners of QIAGEN N.V.	$ 69,073	$ 129,506	$ 96,038
Basic net income per common share attributable to the owners of QIAGEN N.V.	$ 0.30	$ 0.55	$ 0.41
Diluted net income per common share attributable to the owners of QIAGEN N.V.	$ 0.29	$ 0.54	$ 0.40
Weighted-average common shares outstanding (in thousands)
Basic (shares)	234,000	235,582	233,850
Diluted (shares)	242,175	240,746	239,064